Significant Accounting Policies (Details) - Schedule of exchange rate of the U.S. dollar in relation to the NIS	Dec. 31, 2020	Dec. 31, 2019
Schedule of exchange rate of the U.S. dollar in relation to the NIS [Abstract]
Exchange rate	3.215	3.456